Inventories	9 Months Ended
Sep. 30, 2025
Classes of current inventories [abstract]
Inventories	Inventories

	September 30, 2025	December 31, 2024
	(unaudited)
Raw materials	186,563	101,510
Finished goods (Note 5)	220,723	188,154
	407,286	289,664